Loans Payable – Former Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Loans Payable – Former Related Parties [Abstract]
Schedule of Loans Payable – Related Parties

Consisting of the above-mentioned loans, the Company’s loans payable – related parties is summarized as follows:

	Year ended
	December 31
	2025	2024
Shareholder 2024 Loans additions	1,354	1,354
July 2024 Loan additions	1,213	1,213
July 2024 Loan repayments	(1,000)	(1,000)
	1,567	1,567
Accrued interest	125	44
	1,692	1,611

As part of current liabilities	842	619
As part of non-current liabilities	850	992